Financial risk management	12 Months Ended
Dec. 31, 2020
Financial risk management
Financial risk management

32. Financial risk management

Financial risk factors

Our financial risks are managed centrally. Our finance department coordinates the access to national and international financial markets and considers and manages continuously the financial risks concerning our activities. These relate to the following financial markets risks: credit risk, liquidity risk, currency and interest rate risk. Our interest rate risk is limited because we have nearly no financial debt. In case of decreasing interest rates we will face a reinvestment risk on our strong cash and cash equivalents and current financial investments balance. We do not buy or trade financial instruments for speculative purposes.

Categories of financial assets and liabilities:

	December 31,
	2020	2019(*)	2018(*)
	(Euro, in thousands)
Financial assets held at fair value through profit or loss
Equity instruments	€8,951	€11,275	€6,000
Current financial investments	1,571,858	3,919,216	—
Financial assets at amortised cost
Current financial investments	1,454,420	—	—
Cash and cash equivalents	2,135,187	1,861,616	1,290,796
Restricted cash (current and non-current)	1,482	1,418	1,276
Other non-current assets	907	1,399	644
Trade receivables	184,632	39,603	9,206
Total financial assets	€5,357,438	€5,834,526	€1,307,922

Financial liabilities held at fair value through profit or loss
Current financial instruments	€3,164	€6,198	€—

Financial liabilities at amortised cost
Trade liabilities	134,905	116,749	52,466
Lease liabilities	29,436	25,384	—
Total financial liabilities	€167,505	€148,331	€52,466

(*) The historical consolidated financial information for 2019 and 2018 presented in this disclosure note has been adjusted mainly to correct for the amounts of other receivables and other payables that are outside the scope of IFRS 9.

The carrying amounts of trade payables and trade receivables are considered to be the same as their fair values, due to their short-term nature.

Financial assets held at fair value through profit or loss

Financial assets held at fair value through profit or loss consisted of equity instruments of listed/non-listed companies and current financial investments.

We have no restrictions on the sale of these equity instruments and the assets are not pledged under any of our liabilities. These instruments are classified as financial assets held at fair value adjustment through profit or loss. The equity investments in listed companies ualify for level 1 fair value measurement based upon the closing price of the securities on Euronext at each reporting date.

The market price of those shares might face fluctuations and might be affected by a variety of factors, such as the global economic situation, the business development of competitors, sector mergers and acquisitions; it is difficult to mitigate this risk.

The fair value of the equity instrument in the non-listed company has been determined mainly by reference to the initial transaction price (classified as level 3 in the fair value hierarchy).

Current financial investments include money market funds in EUR and USD, which all classify for level 1 fair value measurement.

Liquidity risk

Our current financial investments and cash and cash equivalents amounted to €5,169.3 million on December 31, 2020. Management forecasts our liquidity requirements to ensure that there is sufficient cash to meet operational needs. We have no credit lines. Such forecasting is based on realistic assumptions with regard to milestone and upfront payments to be received, taking into account our past track record, including the assumption that not all new projects that are being planned will be realized.

All our current financial investments and cash and cash equivalents have only an insignificant liquidity risk as they are all convertible upon a maximum three-month notice period and without incurring a significant penalty in normal market circumstances.

Credit risk

The term “credit risk” refers to the risk that counterparty will default on its contractual obligations resulting in financial loss.

The trade receivables consist of a limited amount of creditworthy customers, many of which are large pharmaceutical companies, spread over different geographical areas. To limit the risk of financial losses, a policy of only dealing with creditworthy counterparties has been developed.

We grant credit to our clients in the framework of our normal business activities. Usually, we require no pledge or other collateral to cover the amounts due. Management continuously evaluates the client portfolio for creditworthiness. All our receivables are considered collectable.

We applied the IFRS 9 simplified approach to measuring expected credit losses, which uses a lifetime expected loss allowance for all receivables. To measure the expected credit losses, receivables have been grouped based on credit risk characteristics and the days past due. The provision for expected credit losses was not significant given that there have been no credit losses over the last three years and the high-quality nature of our customers.

Aging balance of receivables that are due, but that are still considered collectable:

	December 31,
	2020	2019	2018
	(Euro, in thousands)
60 - 90 days	€—	€87	€236
90 - 120 days	—	—	12
more than 120 days	€—	€—	€—

Our cash and cash equivalents are invested primarily in current, notice and term accounts. For banks and financial institutions, only independently rated parties with a minimum rating of ‘A’ are accepted at the beginning of the term. Our current financial investments are also kept within different financial institutions and include money market funds and treasury bills with an AAA rating. The money market funds are invested in a well-diversified portfolio of highly rated assets.

Interest rate risk

The only variable interest-bearing financial instruments are cash and cash equivalents and current financial investments. Our interest rate income is impacted by the negative interest rate environment in EUR, and the low interest rate environment in USD.

Changes in interest rates may cause variations in interest income and expenses resulting from short term interest-bearing assets. Management does not expect the short term interest rates to decrease significantly in the immediate foreseeable future, which limits the interest exposure on our cash and cash equivalents and current financial investments.

Effect of interest rate fluctuation

A 100 basis point increase in interest rates at balance sheet date would have increased profit or loss, and equity, by approximately €51.7 million (2019: €57.8 million; 2018: €12.9 million); a 100 basis point decrease in interest rates would have decreased profit or loss, and equity, by approximately €51.7 million (2019: €57.8 million; 2018: €12.9 million). These scenarios assume our entire cash portfolio would immediately reprice at the new interest rates.

Foreign exchange risk

We are exposed to foreign exchange risk arising from various currency exposures. Our principal functional currency is euro, but we receive payments from our collaboration partner Gilead in U.S. dollars and acquire some consumables and materials in U.S. dollars, Swiss Francs, GB Pounds and Croatian Kuna.

To limit this risk, we attempt to align incoming and outgoing cash flows in currencies other than EUR. In addition, contracts closed by our different entities are mainly in the functional currencies of that entity, except for the collaboration agreement signed with Gilead for which payments are denominated in U.S. dollars.

The exchange rate risk in case of a 10% change in the exchange rate amounts to:

	December 31,
	2020	2019	2018
Net book value	(Euro, in thousands)
Increase in Euros - U.S. Dollars	€(116,690)	€(133,373)	€(27,200)
Increase in Euros - GB Pounds	303	113	100
Increase in Euros - CH Francs	2,013	538	208
Increase in Euros - HR Kunas	—	650	611
Increase in U.S. Dollars - GB Pounds	€—	€(894)	€(923)

The exchange rate risk on the U.S. dollar is primarily related to our cash and cash equivalents and current financial investments held in U.S dollars.

Capital risk factors

We manage our capital to safeguard that we will be able to continue as a going concern. At the same time, we want to ensure the return to our shareholders through the results from our research and development activities.

Our capital structure consists of current financial investments, cash and cash equivalents, financial debt (we only have leasing debts as of December 31, 2020), and equity attributed to the holders of our equity instruments, such as capital, reserves and results carried forward, as mentioned in the consolidated statement of changes in equity.

We manage our capital structure and make the necessary adjustments in the light of changes of economic circumstances, the risk characteristics of underlying assets and the projected cash needs of the current research and development activities.

The adequacy of the capital structure will depend on many factors, including scientific progress in the research and development programs, the magnitude of those programs, the commitments to existing and new clinical CROs, the ability to establish new alliance or collaboration agreements, the capital expenditures, market developments and any future acquisition.

Neither Galapagos NV nor any of its subsidiaries are subject to any externally imposed capital requirements, other than those imposed by generally applicable company law requirements.